Segments of Business (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Segments of Business [Abstract]
Schedule of segments

Revenue by Segment:

	Three Months Ended March 31,
	2018	2017
Manufacturing	$2,412,026	$—
Neurostimulation	403,901	—
Other	54,107	9,038
Consolidated total	$2,870,034	$9,038

Loss Before Income Tax by Segment:

	Three Months Ended March 31,
	2018	2017
Manufacturing	$265,323	$—
Neurostimulation	(1,105,022)	(1,650,136)
Other (1)	(42,438)	(28,922)
Consolidated total	$(882,137)	$(1,679,058)

(1)	Amounts not allocated to segments include interest income (expense) and other income (expense), and amortization of acquisition intangible assets.

Sales by Geographic Area:

	Three Months Ended March 31,
	2018	2017
Sales Non-domestic locations
United Kingdom	$1,394,930	—
Belgium	845,379	—
Switzerland	207,791	—
Netherlands	207,284	—
Norway	119,581	—
Rest of world	40,962	—
Consolidated sales	2,815,927	—
Other operating revenue	54,107	9,038
Consolidated revenue	$2,870,034	$9,038

Long-Lived Assets:

	As of
	March 31,	December 31,
	2018	2017
Manufacturing	$3,509,423	$3,535,516
Neurostimulation	8,352,743	8,643,118
Other	2,115,641	2,130,690
Consolidated total	$13,977,807	$14,309,324

	Revenue		Long Lived Assets
	2017	2016	2017	2016
Manufacturing	$2,932,664	$—	$3,535,516	$—
Neurostimulation	291,750	1,456,038	8,643,118	9,780,556
Other	78,361	38,843	2,130,690	888
Consolidated total	$3,302,775	$1,494,881	$14,309,324	$9,781,444

	Income Before Tax		Identifiable Assets
	2017	2016	2017	2016
Manufacturing	$(31,698)	$—	$7,803,409	$—
Neurostimulation	(6,117,404)	(673,117)	9,421,311	10,141,459
Other	3,971,461	(129,346)	3,126,724	2,270,388
Consolidated total	$(2,177,641)	$(802,463)	$20,351,444	$12,411,847

	Additions to Property Plant and Equipment		Depreciation and Amortization
	2017	2016	2017	2016
Manufacturing	$50,495	$—	$74,344	$—
Neurostimulation	11,172	31,581	1,203,169	636,822
Other	—	986	20,197	99
Consolidated total	$61,667	$32,567	$1,297,710	$636,921